14. POST-EMPLOYMENT BENEFITS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfPostEmploymentBenefitLiabilityLineItems [Line Items]
Post-employment benefits, beginning	$ 1,832	$ 2,389
Experience loss (gain) adjustment	0	(428)
Post-employment benefits, ending	1,886	1,832
Post-employment benefits
DisclosureOfPostEmploymentBenefitLiabilityLineItems [Line Items]
Post-employment benefits, beginning	1,832	2,389
Accretion	57	82
Benefits paid	(130)	(137)
Experience loss (gain) adjustment	0	(580)
Foreign exchange	127	78
Post-employment benefits, ending	$ 1,886	$ 1,832